Subsequent Events (Details Narrative) - USD ($)										1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Jan. 30, 2026	Jan. 28, 2026	Jan. 09, 2026	Jan. 05, 2026	Jan. 02, 2026	Nov. 12, 2025	Oct. 06, 2025	Jul. 16, 2025	Jul. 15, 2025	Jul. 25, 2025	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2025	Feb. 17, 2026	Feb. 04, 2026	Jan. 22, 2026	Sep. 11, 2025	May 22, 2025	Apr. 28, 2025
Subsequent Event [Line Items]
Asset Acquisition, Consideration Transferred														$ 600,000
Cash Component Payable														250,000
Debt Instrument, Convertible, Carrying Amount of Equity Component														$ 350,000
Shares issued														35,000					280,534
Sale of Stock, Price Per Share											$ 18.00			$ 18.00						$ 0.001
Platform Fee														$ 2,400,000
Asset purchase agreement				(i) 10,000,000 shares of the Company’s common stock, par value $0.01 per share (the “Purchase Shares”), and (ii) a promissory note in the principal amount of $10,000,000 (the “Adrian Note”). At closing (the “Closing Date”), the Company will issue and deliver to the Seller 3,000,000 Purchase Shares (the “Closing Shares”) and execute and deliver the Note.
Purchased to agreement					(i) an annual cash retainer of $36,000, payable quarterly in arrears; (ii) additional annual cash fees if serving as Chair of a Board committee ($10,000 for Audit Committee Chair; $5,000 each for Compensation Committee Chair and Governance Committee Chair, if different from the Audit Committee Chair); (iii) an annual equity grant of restricted stock valued at $60,000 under the Company’s 2024 Omnibus Equity Incentive Plan, granted on or about August 1 of each year (prorated for partial years) and vesting in full after twelve months of continuous service, subject to accelerated vesting upon a Change in Control (as defined in the plan), death, or disability; and (iv) reimbursement of reasonable out-of-pocket expenses incurred in connection with Board service.
Annual base salary					$ 120,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross					500,000			500,000			6,350,000			6,350,000
Intellectual property portfolio shares											897,102
Shares issued to company											2,020,500
Additional of principal amount																		$ 2,000,000
Aggregate economic value											$ 7,000,000.0
Share capital of common stock											35,000
Aggregate principal amount						$ 354,200	$ 296,700		$ 354,200
Issued discount convertible notes						46,200	38,700		46,200
Purchase price			$ 293,000			308,000	258,000		$ 308,000
Additional fee						$ 8,000	$ 8,000				$ 8,000			$ 8,000
Partial payment											500,000
Paid to execution											350,000
Payable on proof-of-concept											1,000,000.0
Payable on successive intermediate milestones											6,000,000.0
Payable on final delivery											3,000,000.0
Revenue											$ 10,000,000.0
Issuance of warrants											46,747
Issuance of warrants ecercised											46,747
Issuances and warrants conversion											$ 537,592
Shares to vendor										22,500
Stock based compensation											$ 45,000	$ 0	$ 0	$ 30,000
Stage One [Member]
Subsequent Event [Line Items]
Ordinary shares											19.99%
Share capital of common stock											2,740,000
Stage Two [Member]
Subsequent Event [Line Items]
Ordinary shares											19.99%
Share capital of common stock											2,740,000
Stage Three [Member]
Subsequent Event [Line Items]
Ordinary shares											11.02%
Share capital of common stock											1,510,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued				7,000,000
Aggregate principal amount			354,200
Issued discount convertible notes			46,200
Additional fee			$ 8,000
Additional promissory note																$ 500,000	$ 200,000
Total value															$ 10,000,000.0
Shares to vendor		8,532
Stock based compensation		$ 75,000
Subsequent Event [Member] | One Independent Directors [Member]
Subsequent Event [Line Items]
Shares to vendor	3,448
Subsequent Event [Member] | Two Independent Directors [Member]
Subsequent Event [Line Items]
Shares to vendor	7,193
Common Stock [Member]
Subsequent Event [Line Items]
Sale of Stock, Price Per Share														$ 10.00